Income Taxes (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent	16.50%	16.50%	16.50%	16.50%
Percentage Of Tax Exemption		50.00%
Income Tax Examination, Penalties and Interest Accrued		1,553
Broadway Industries Thailand Co [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent		20.00%
Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent		33.00%
Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent		25.00%